Other operating (expenses) income (Tables)	6 Months Ended
Jun. 30, 2026
Other operating (expenses) income
Schedule of other operating expenses

	Six-month period ended June 30,
	2026	2025

	(Unaudited)
Expense for legal provision	(157)	(234)
Loss on sale of assets	(27)	(40)
Impairment loss of current assets (1)	(150)	(191)
Other income (expenses)	149	(85)
	(185)	(550)
(1)	Corresponds mainly to the impairment of 99% of the receivables of the client AIR-E S.A.S. E.S.P. in the companies ISA, Intercolombia, and Transelca; the intervention process of the client is the main indicator to determine that there is a high credit risk.